ZACKS TRUST

April 7, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Zacks Trust (the “Trust”) (File Nos. 333-232634; 811-23435)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Trust, I hereby certify that the form of Prospectus for the Zacks Earnings Consistent Portfolio ETF, Zacks Focus Growth ETF and Zacks Small/Mid Cap ETF that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 28, 2025 (SEC Accession No. 0001580642-25-001984).

Questions related to this filing should be directed to Richard Cutshall of Greenberg Traurig, LLP at (303) 572-6527 or Bernard Brick at (513) 346-4204.

Very truly yours,

/s/ Bernard Brick
Bernard Brick
Secretary

cc: Richard Cutshall, Esq.